CONSOLIDATED VIEs (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Consolidated Variable Interest Entities
Consolidated VIEs
Consolidated VIEs

Although the Company consolidates all the assets and liabilities of the Consolidated VIEs (including the Consolidated CLOs, warehouses and other investment products), its maximum exposure to loss is limited to its investments and beneficial interests in the Consolidated VIEs and the receivables of management fees from the Consolidated VIEs. All of these items are eliminated upon consolidation. The assets of each of the Consolidated VIEs are administered by the trustee of each fund solely as collateral to satisfy the obligations of the Consolidated VIEs. If the Company were to liquidate, the assets of the Consolidated VIEs would not be available to the Company's general creditors, and, as a result, the Company does not consider them its assets. Additionally, the investors in the debt and residual interests of the Consolidated VIEs have no recourse to the Company's general assets. Therefore, this debt is not the Company's obligation.

The following table summarizes the Company's total maximum exposure to loss on these Consolidated VIEs, as follows (1):

	March 31, 2016	December 31, 2015
	(In thousands)
Maximum exposure to loss:
Investments and beneficial interests (2)	$81,944	$81,752
Receivables	394	605
Total maximum exposure to loss	$82,338	$82,357

Explanatory Notes:
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(1)	In addition, exposure to loss includes future management fees on the Consolidated VIEs, which are not included in the table.

(2)	Investments made in our Consolidated VIEs are eliminated in consolidation.

Consolidated VIEs

Although the Company consolidates all the assets and liabilities of the Consolidated VIEs (including the Consolidated CLOs, warehouses and other investment products), its maximum exposure to loss is limited to its investments and beneficial interests in the Consolidated VIEs and the receivables of management fees from the Consolidated VIEs. All of these items are eliminated upon consolidation. The assets of each of the Consolidated VIEs are administered by the trustee of each fund solely as collateral to satisfy the obligations of the Consolidated VIEs. If the Company were to liquidate, the assets of the Consolidated VIEs would not be available to the Company's general creditors, and as a result, the Company does not consider them its assets. Additionally, the investors in the debt and residual interests of the Consolidated VIEs have no recourse to the Company's general assets. Therefore, this debt is not the Company's obligation.

The following table summarizes the Company's total maximum exposure to loss on these Consolidated VIEs, as follows (1):

	CIFC LLC	CIFC Corp.	CIFC LLC & CIFC Corp.
	December 31, 2015		December 31, 2014
	(In thousands)
Maximum exposure to loss:
Investments and beneficial interests (2)	$81,752	$—	$46,651
Receivables	605	—	4,200
Total maximum exposure to loss	$82,357	$—	$50,851

Explanatory Notes:
________________________________

(1)	In addition, exposure to loss excludes future management fees on the Consolidated VIEs, which are not included in the table.

(2)	Investments made in our Consolidated VIEs are eliminated in consolidation.